Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade payables and accrued liabilities [Abstract]
Trade payables and accrued liabilities
10.	Trade payables and accrued liabilities

	As of December 31,
in CHF thousands	2019	2018
Trade and other payables	142	1,979
Total trade and other payables	142	1,979

Accrued research and development costs	7,228	6,803
Accrued payroll expenses	2,896	2,482
Other accrued expenses	1,673	1,135
Total accrued expenses	11,797	10,420

An accrual of CHF 1.8 million and CHF 1.8 million was recognized for performance-related remuneration within Accrued payroll expenses for 2019 and 2018, respectively.